Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
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Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract	The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	USD	10	12,673	USD	10	12,578
	Sumitomo Mitsui Banking Corporation	USD	20	25,346		—	—
	MUFG Bank	USD	180	228,114	USD	29	36,973
	BNP Paribas	USD	65	82,375		—	—
	ING Bank	USD	40	50,692	USD	7	8,292
		USD	315	399,200	USD	46	57,843
Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	100	126,730	USD	32	40,120
	United Overseas Bank Limited	USD	200	253,460	USD	90	113,831
	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	63,365		—	—
	Credit Agricole Corporate & Investment Bank, Singapore Branch	USD	300	380,190	USD	30	37,875
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	19,010	USD	—	—
	Australia and New Zealand Banking Group Ltd.	USD	120	152,076	USD	7	8,872
LG Display Germany GmbH	BNP Paribas	USD	135	171,086	USD	125	158,412
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	506,920	USD	400	506,917
	Standard Chartered Bank	USD	800	1,013,840	USD	717	908,604
	ING Bank	USD	150	190,095	USD	72	91,134
LG Display Japan Co., Ltd.	Standard Chartered Bank	USD	200	253,460	USD	42	53,234
	Chelsea Capital Corporation	USD	120	152,076		—	—
LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	38,019	USD	12	15,235
		USD	2,620	3,320,327	USD	1,527	1,934,234
		USD	2,935	3,719,527	USD	1,573	1,992,077

Letters of Credit from Financial Institutions and Respective Credit Limits

As of December 31, 2022, the Group entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won, USD and CNY)
		Contractual amount	KRW equivalent
KEB Hana Bank	USD	150	₩	190,095
	CNY	1,800		326,592
Sumitomo Mitsui Banking Corporation	USD	100		126,730
Industrial Bank of Korea	USD	200		253,460
Industrial and Commercial Bank of China	USD	150		190,095
Shinhan Bank	USD	270		342,171
	KRW	300,000		300,000
KB Kookmin Bank	USD	400		506,920
MUFG Bank	USD	150		190,095
The Export–Import Bank of Korea	USD	100		126,730
Citibank of Korea	USD	100		126,730
Standard Chartered Bank	USD	400		506,920
	USD	2,020
	CNY	1,800
	KRW	300,000	₩	3,186,538